Expense Example {- Franklin Strategic Mortgage Portfolio} - Franklin Strategic Mortgage Portfolio-21 - Franklin Strategic Mortgage Portfolio	Feb. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 474
3 years	746
5 years	1,039
10 years	1,870
Class A1
Expense Example:
1 year	450
3 years	671
5 years	910
10 years	1,595
Class C
Expense Example:
1 year	244
3 years	510
5 years	900
10 years	1,995
Class R6
Expense Example:
1 year	63
3 years	296
5 years	547
10 years	1,266
Advisor Class
Expense Example:
1 year	78
3 years	307
5 years	556
10 years	$ 1,268